Earnings Per Share (EPS) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Reconciliation of Net Income and Shares Outstanding to Income and Number of Shares Used to Compute EPS

The following is a reconciliation of net income and shares outstanding to the income and number of shares used to compute EPS:

	Three Months Ended
	March 31
	2018		2017
(dollars in thousands except per share amounts)	Income	Shares	Income	Shares
Net income as reported	$8,847		$5,493
Shares outstanding		16,288,928		12,827,803
Impact of weighting shares		(206,033)		—

Used in basic EPS	8,847	16,082,895	5,493	12,827,803
Dilutive effect of outstanding
Stock options		1,079,425		897,918

Used in dilutive EPS	$8,847	17,162,320	$5,493	13,725,721

Basic earnings per common share	$0.55		$0.43
Diluted earnings per common share	$0.52		$0.40

The following is a reconciliation of net income and shares outstanding to the income and number of shares used to compute EPS:

	2017		2016		2015
(dollars in thousands except per share amounts)	Income	Shares	Income	Shares	Income	Shares
Net income as reported	$25,528		$19,079		$12,973
Shares outstanding		15,908,893		12,827,803		12,770,571
Impact of weighting shares		(1,830,612)		(26,813)		(8,739)

Used in basic EPS	25,528	14,078,281	19,079	12,800,990	12,973	12,761,832
Dilutive effect of outstanding
Stock options		1,160,084		894,910		790,850

Used in dilutive EPS	$25,528	15,238,365	$19,079	13,695,900	$12,973	13,552,682

Basic earnings per common share	$1.81		$1.49		$1.02
Diluted earnings per common share	$1.68		$1.39		$0.96